Reporting Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment information
Revenue, net										$ 197,251		$ 231,258		$ 195,087
Segment gross margin										48,706	[1]	43,860	[1]	37,097	[1]
Realized gain (loss) on early termination of commodity derivatives										0	[2]	(2,998)	[2]	0	[2]
Unrealized gain (loss) on commodity derivatives										992	[2]	(541)	[2]	(308)	[2]
Direct operating expenses										16,798		11,419		10,944
Selling, general and administrative expenses										14,309		10,800		7,120
Advisory services agreement termination fee										0		2,500		0
Transaction expenses										0		282		303
Equity compensation expense								1,500		1,783		3,357		1,734
Depreciation and accretion expense										21,284		20,449		19,904
Gain (loss) on acquisition of assets										0		565		0
Gain (loss) on involuntary conversion of property, plant and equipment										(1,021)		0		0
Gain (loss) on sale of assets, net										123		399		0
Interest expense										4,570		4,508		5,406
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	225	(12)	75	31		112	30	37	153	319		332		(330)
Net income (loss)										(6,252)		(11,698)		(8,644)
Net income (loss) attributable to noncontrolling interests	7	249	0	0	[3]					256	[3]	0		0
Gathering and Processing [Member]
Segment information
Revenue, net										144,722		164,493		141,602
Segment gross margin										35,393	[1]	30,123	[1]	23,573	[1]
Realized gain (loss) on early termination of commodity derivatives										0	[2]	(2,998)	[2]	0	[2]
Unrealized gain (loss) on commodity derivatives										992	[2]			(308)	[2]
Unrealized Gain (Loss), Non-Cash Mark-To-Market Adjustments on Commodity Derivatives										1,000		(541)	[2]
Direct operating expenses										11,767		6,199		6,478
Transmission [Member]
Segment information
Revenue, net										52,529		66,765		53,485
Segment gross margin										13,313	[1]	13,737	[1]	13,524	[1]
Realized gain (loss) on early termination of commodity derivatives										0	[2]	0	[2]	0	[2]
Unrealized gain (loss) on commodity derivatives										0	[2]	0	[2]	0	[2]
Direct operating expenses										$ 5,031		$ 5,220		$ 4,466

[1]	Segment gross margin for our Gathering and Processing segment consists of revenue less purchases of natural gas, NGLs and condensate and COMA. Segment gross margin for our Transmission segment consists of revenue, less purchases of natural gas and COMA. Gross margin consists of the sum of the segment gross margin amounts for each of these segments. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow from operations as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner. Effective October 1, 2012, we changed our segment gross margin measure to exclude construction, operating and maintenance agreement (“COMA”) income. For the year ended December 31, 2012, $0.7 million and $2.7 million in COMA income was excluded from our Gathering and Processing segment gross margin and our Transmission segment gross margin, respectively.
[2]	Effective January 1, 2011, we changed our segment gross margin measure to exclude unrealized non-cash mark-to-market adjustments related to our commodity derivatives. For the years ended December 31, 2012 and 2011, $1.0 million and $(0.5) million in unrealized gains (losses) on commodity derivatives were excluded from our Gathering and Processing segment gross margin. Effective April 1, 2011, we changed our segment gross margin measure to exclude realized early termination costs on commodity derivatives. For the year ended December 31, 2011, $(3.0) million in realized gains (losses) on the early termination of commodity derivatives were excluded from our Gathering and Processing segment gross margin.(c)Income (loss) on discontinued operations impacts our Gathering and Processing segment.
[3]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.